E&E ASSETS - Stockade Mountain Project (Details)						12 Months Ended
	Nov. 16, 2023 USD ($)	May 16, 2023 USD ($)	May 03, 2023	Nov. 16, 2022 USD ($)	May 16, 2022 USD ($)	Dec. 31, 2023 USD ($) m²
E&E ASSETS
Percentage of interest in a joint venture						70.00%
Kelly Creek
E&E ASSETS
Percentage of interest in a joint venture			70.00%
Lone Mountain
E&E ASSETS
Pre-production payments made in cash						$ 80,000
Required minimum annual E&E expenditures, September 1, 2022						$ 150,000
Percentage of net smelter return royalty						3.00%
Payment to reduce net smelter return royalty						$ 2,000,000
Reduction in net smelter return royalty upon payment of specified amount						0.50%
Percentage of net smelter return royalty upon payment of specified amount						2.50%
Stockade Mountain
E&E ASSETS
Percentage of interest in a joint venture						100.00%
Pre-production payments made in cash	$ 15,000	$ 10,000		$ 10,000	$ 15,000
Pre-production payments to be made, May 16, 2024						$ 15,000
Pre-production payments to be made, November 16, 2024 and every six months thereafter						25,000
Required minimum annual E&E expenditures, September 1, 2022						$ 30,000
Required minimum area to be drilled, May 16, 2024 (in meters) | m²						2,000
Percentage of net smelter return royalty						2.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount						0.25%
Payment to reduce net smelter return royalty						$ 10,000,000
Reduction in net smelter return royalty upon payment of specified amount						50.00%
Percentage of net smelter return royalty upon payment of specified amount						1.00%